Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 03, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 06, 2023
Statement of Financial Position [Abstract]
Common stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, par value	$ 0	$ 0	$ 0
Common stock, shares issued		11,550,000	10,000,000	10,000,000	10,000,000
Common stock, shares outstanding		11,550,000	10,000,000	10,000,000
Stock split ratio	1-for-1,000
Shareholders receive common share held	1,000